SoFi Be Your Own Boss ETF

SCHEDULE OF INVESTMENTS at November 30, 2022 (Unaudited)

		Shares	Value
Common Stocks - 99.3%
Advertising Services - 0.9%
The Trade Desk, Inc. - Class A (1)(2)		1,253	$65,331

Applications Software - 4.0%
Materialise NV - ADR (1)(2)		8,748	84,418
Microsoft Corp.		302	77,053
Monday.com Ltd. (1)(2)		1,332	143,190
			304,661
Athletic Equipment - 0.7%
Peloton Interactive, Inc. - Class A (1)(2)		4,708	53,577

Auto-Cars & Light Trucks - 2.1%
Rivian Automotive, Inc. - Class A (1)		2,204	70,616
Tesla, Inc. (1)(2)		479	93,262
			163,878
Commercial Services - 0.5%
IWG PLC (1)		18,333	34,791

Commercial Services - Finance - 12.0%
Adyen NV (1)		68	102,490
Block, Inc. - Class A (1)		3,888	263,490
PayPal Holdings, Inc. (1)		2,271	178,069
Shift4 Payments, Inc. - Class A (1)(2)		2,420	112,143
StoneCo Ltd. - Class A (1)		13,271	155,005
Yeahka Ltd. (1)		43,615	108,737
			919,934
Communications Software - 1.5%
2U, Inc. (1)		11,224	90,129
Zoom Video Communications, Inc. - Class A (1)		307	23,157
			113,286
Computer Software - 6.8%
Cloudflare, Inc. - Class A (1)		1,179	57,936
Dropbox, Inc. - Class A (1)		2,365	55,720
Fastly, Inc. - Class A (1)		4,557	44,021
Lightspeed Commerce, Inc. (1)		5,236	86,289
MongoDB, Inc. - Class A (1)		173	26,415
Snowflake, Inc. - Class A (1)		1,270	181,483
Splunk, Inc. (1)		744	57,794
Twilio, Inc. - Class A (1)(2)		319	15,637
			525,295
Computers - Other - 3.3%
Nano Dimension Ltd. - ADR (1)(2)		40,903	101,030
Stratasys Ltd. (1)		11,099	155,719
			256,749
Data Processing & Management - 0.2%
DocuSign, Inc. (1)(2)		282	13,274

E-Commerce & Products - 14.2%
Alibaba Group Holding Ltd. - ADR (1)		2,251	197,097
eBay, Inc. (2)		1,071	48,666
Etsy, Inc. (1)(2)		419	55,346
Farfetch Ltd. - Class A (1)		5,160	43,860
JD.com, Inc. - ADR		3,559	203,504
JD.com, Inc. - Class A		452	12,670
Pinduoduo, Inc. - Class A - ADR (1)(2)		4,157	341,040
Rakuten Group, Inc.		24,072	112,649
Sea Ltd. -Class A - ADR (1)		1,353	78,975
			1,093,807
E-Commerce & Services - 10.7%
Airbnb, Inc. - Class A (1)		1,848	188,755
BASE, Inc. (1)		5,346	11,762
Demae-Can Co. Ltd.		4,320	15,665
Fiverr International Ltd. (1)(2)		1,639	57,644
Lyft, Inc. - Class A (1)		2,797	31,382
MercadoLibre, Inc. (1)		247	229,953
Uber Technologies, Inc. (1)		5,122	149,255
Upwork, Inc. (1)		11,182	136,979
			821,395
E-Marketing - Information - 0.8%
Jumia Technologies AG - ADR (1)(2)		13,761	63,025

Enterprise Software & Services - 5.3%
HubSpot, Inc. (1)		285	86,364
Salesforce, Inc. (1)		605	96,951
UiPath, Inc. - Class A (1)		13,662	170,365
Workday, Inc. - Class A (1)		307	51,545
			405,225
Entertainment Software - 8.2%
Bilibili, Inc. - ADR (1)(2)		2,398	41,629
HUYA, Inc. - Class A - ADR (1)(2)		22,924	62,583
NetEase, Inc. - ADR		1,973	140,320
ROBLOX Corp. - Class A (1)(2)		6,735	213,971
Unity Software, Inc. (1)(2)		4,279	169,063
			627,566
Finance - Consumer Loans - 1.7%
Dave, Inc. - Class A (1)		18,544	7,555
LendingClub Corp. (1)		6,363	65,603
LendingTree, Inc. (1)		1,152	27,590
Upstart Holdings, Inc. (1)(2)		1,639	32,042
			132,790
Finance - Other Services - 2.2%
Coinbase Global, Inc. - Class A (1)		3,620	165,543

Internet Application Software - 4.4%
Shopify, Inc. - Class A (1)(2)		8,262	337,751

Internet Content - Entertainment - 4.8%
JOYY, Inc. - Class A - ADR		3,212	97,838
Pinterest, Inc. - Class A (1)		2,894	73,565
Snap, Inc. - Class A (1)(2)		6,227	64,200
Spotify Technology SA (1)		1,726	137,079
			372,682
Internet Content - Information & News - 4.4%
Meituan Dianping - Class B (1)		5,991	125,569
Nerdy, Inc. - Class A (1)		25,366	53,522
Tencent Holdings Ltd.		4,365	160,608
			339,699
Internet Gambling - 1.8%
DraftKings, Inc. - Class A (1)(2)		9,015	138,110

Medical - HMO - 0.8%
Oscar Health, Inc. - Class A (1)		21,899	63,069

Medical - Outpatient & Home Medicine - 1.7%
Teladoc Health, Inc. (1)		4,524	128,979

Metal Processors & Fabrication - 1.3%
Proto Labs, Inc. (1)		3,757	99,636

Property & Casualty Insurance - 1.8%
Lemonade, Inc. (1)(2)		6,837	135,714

Real Estate Operations & Development - 0.2%
WeWork, Inc. - Class A (1)(2)		6,467	17,849

Transport - Services - 0.8%
DiDi Global, Inc. - Class A - ADR (1)		24,189	64,706

Web Portals & ISPs - 2.2%
Baidu, Inc. - Class A - ADR (1)		1,587	172,348
Yandex NV - Class A (1)(4)		4,764	0
			172,348
Total Common Stocks
(Cost $20,350,243)			7,630,670

Short-Term Investments - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund, Class X, 3.668% (3)		57,437	57,437
Total Short-Term Invesments
(Cost $57,437)			57,437

Investments Purchased with Collateral from Securities Lending - 27.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.070% (3)		2,141,325	2,141,325
Total Investments Purchased with Collateral from Securities Lending
(Cost $2,141,325)			2,141,325

Total Investments in Securities - 127.9%
(Cost $22,549,005)			9,829,432
Liabilities in Excess of Other Assets - (27.9)%			(2,143,117)
Total Net Assets - 100.0%			$7,686,315

ADR	American Depositary Receipt.
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of November 30, 2022. Total securities on loan had a value of $2,240,072 or 29.1% of net assets as of November 30, 2022. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of November 30, 2022.
(4)	The security is fair valued by the Valuation Designee.

Summary of Fair Value Exposure at November 30, 2022 (Unaudited)

The SoFi Be Your Own Boss ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3		Total
Common Stocks (1)	$–	$7,630,670	$–	$0	(2)	$7,630,670
Short-Term Investments	-	57,437	-	-		57,437
Investments Purchased With Collateral From Securities Lending (3)	2,141,325	-	-	-		2,141,325
Total Investments in Securities	$2,141,325	$7,688,107	$–	$0		$9,829,432

	Investments in Securities at Fair Value(2)
Balance as of February 28, 2022	$0
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	(70,650)
Purchases	-
Sales	-
Transfer into and/or out of Level 3	70,650
Balance as of November 30, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at November 30, 2022:	$(70,650)

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.